DEFERRED TAX (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As of June 30, 2026	As of December 31, 2025
Deferred tax asset	4,877	4,906
Deferred tax liability	(7,547)	(6,222)
Deferred tax liability, net	(2,670)	(1,316)

Summary of Change in Deferred Income Tax
The change in the deferred tax income account was as follows for six months ended June 30, 2026:

Deferred tax, net at the beginning of the year	(1,316)
Credited/ (charged) to the profit or loss (Note 23)	(1,157)
Charged (credited) to the other comprehensive income (Note 23)	(54)
Translation differences	(143)
Deferred tax, net at the end of the year	(2,670)

Summary of Deferred Taxes
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance was comprised of the following:

	As of June 30, 2026	As of December 31, 2025
Intangible assets - deferred tax assets	3,544	2,406
Intangible assets - deferred tax liability	(12,250)	(13,159)
Trading losses and other allowances	6,036	9,437
Net deferred tax liabilities	(2,670)	(1,316)